7. STOCK WARRANT (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding-Number of Shares
Beginning Balance	5,225,000
Granted	691,250
Exercised	(105,789)
Cancelled
Ending Balance	6,010,461	5,225,000
Options Outstanding-Weighted Average Exercise Price
Beginning Balance	$ 0.59
Granted	0.97
Exercised	$ 0.5
Cancelled
Ending Balance	$ 0.63	$ 0.59
Balance as of December 31	9 years 1 month 6 days
Exercisable as of December 31 and expected to vest thereafter		1 year 8 months 12 days
Stock Options
Options Outstanding-Number of Shares
Beginning Balance	9,018,609	9,324,000	0
Granted		2,220,950	9,324,000
Exercised		(2,526,341)	0
Cancelled		0	0
Ending Balance		9,018,609	9,324,000
Options Outstanding-Weighted Average Exercise Price
Beginning Balance	$ 0.42	$ 0.26	$ 0
Granted		0.11	0.26
Exercised		0.25
Cancelled		0	0
Ending Balance		$ 0.42	$ 0.26
Options Outstanding-Weighted Average Remaining Contractual Term		P4Y3M4D
Balance as of December 31		5 years	5 years
Exercisable at December 31		1 year 3 months 19 days
Exercisable as of December 31 and expected to vest thereafter		2 years 3 months 4 days	4 years 3 months 4 days
Option 5
Options Outstanding-Weighted Average Exercise Price
Exercisable as of December 31 and expected to vest thereafter		9 years 10 months 25 days
Option 4
Options Outstanding-Weighted Average Exercise Price
Exercisable as of December 31 and expected to vest thereafter		9 years 10 months 25 days
Option 1
Options Outstanding-Weighted Average Exercise Price
Exercisable as of December 31 and expected to vest thereafter		8 years 7 months 6 days
Option 2
Options Outstanding-Weighted Average Exercise Price
Exercisable as of December 31 and expected to vest thereafter		9 years
Option 3
Options Outstanding-Weighted Average Exercise Price
Exercisable as of December 31 and expected to vest thereafter		9 years 3 months 19 days